Stock-Based Compensation - Schedule of Additional Stock Option Information (Details) (CBS Corp. Equity and Incentive Plan, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Tax benefit from stock option exercises	$ 2.5	$ 0.8	$ 0.9
Intrinsic value of stock option exercises	6.1	1.9	2.1
CBS Corp.
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cash paid to CBS by CBS Outdoor employees for stock option exercises	$ 4.0	$ 6.5	$ 0.8